TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of detailed information about current receivables [Table Text Block]
Category	December 31, 2021	December 31, 2020
Royalty income receivable	$251	$66
Refundable taxes	1,481	1,723
Turkish VAT recoverable	6,979	-
Recoverable royalty generation expenditures and advances	1,835	679
Deferred compensation	14,109	-
Other	783	815
Total receivables and other assets	25,438	3,283
Less: current portion	(9,446)	(3,283)
Non-current portion	$15,992	$-

Disclosure of detailed information about currency of receivables [Table Text Block]
Currency	December 31, 2021	December 31, 2020
Canadian Dollars	$1,715	$332
US Dollars	15,933	411
Swedish Krona	811	2,538
Turkish Lira	6,979	2
Total	$25,438	$3,283